STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense
Stock-based compensation expense:

	2017	2016	2015

Cost of goods sold	$461	$420	$630
Sales and marketing	2,503	1,714	2,151
Research and development	2,038	1,375	1,422
Administration	5,339	4,120	4,739
	$10,341	$7,629	$8,942

Stock option plan	3,297	2,170	2,090
Restricted stock plan	7,044	5,459	6,852
	$10,341	$7,629	$8,942

Schedule of fair value of options estimated on the date of grant using the Black-Scholes option pricing model
The fair value of share options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2017	2016	2015
Risk-free interest rate	1.37%	0.73%	0.97%
Annual dividends per share	Nil	Nil	Nil
Expected stock price volatility	55%	51%	44%
Expected option life (in years)	4.0	4.0	4.0
Average fair value of options granted (in dollars)	$11.09	$4.40	$10.64

Schedule of stock option activity
The following table presents stock option activity for the years ended December 31:

	Number of	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Options	Cdn.$	U.S.$	In Years	U.S.$
Outstanding, December 31, 2014	1,144,057	13.94	12.00	2.9	40,550
Granted	218,331	41.62	29.94
Exercised	(357,136)	14.42	10.37		6,813
Forfeited	(39,341)	23.74	17.09
Outstanding, December 31, 2015	965,911	21.47	15.44	2.5	3,541
Granted	651,357	14.72	10.95
Exercised	(231,704)	11.76	8.75		1,608
Forfeited	(69,941)	19.25	14.32
Outstanding, December 31, 2016	1,315,623	19.65	14.61	2.9	4,687
Granted	685,936	32.16	25.58
Exercised	(500,184)	14.91	11.86		6,997
Forfeited	(37,894)	24.58	19.55
Outstanding, December 31, 2017	1,463,481	26.38	20.98	3.2	4,788

Schedule of stock options outstanding and exercisable
The following table summarizes the stock options outstanding and exercisable at December 31, 2017:

	Options Outstanding				Options Exercisable
Range of	Number of	Weighted Average Remaining Option Life	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price
Exercise Prices	Options	(years)	Cdn.$	U.S.$	Exercisable	Cdn.$	U.S.$
$9.26 - $11.46 U.S. $11.64 - $14.41 Cdn	430,255	3.0	13.60	10.81	138,865	13.57	10.79
$11.47 - $25.15 U.S. $14.42 - $31.62 Cdn	501,534	3.2	27.79	22.10	138,343	21.33	16.97
$25.16 - $28.34 U.S. $31.63 - $35.64 Cdn	351,879	4.2	32.79	26.08	—	—	—
$28.35 - $33.60 U.S. $35.65 - $42.25 Cdn	179,813	2.1	40.44	32.16	127,550	40.44	32.16
	1,463,481	3.2	26.38	20.98	404,758	24.69	19.64

Schedule of restricted stock unit activity
The following table summarizes the RSU activity for the years ended December 31:

	Number of	Weighted Average Grant Date Fair Value		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	Cdn.$	U.S.$	In years	U.S.$
Outstanding, December 31, 2014	1,161,765	14.56	12.54	1.7	55,118
Granted	230,689	42.16	30.33
Vested / settled	(590,720)	14.20	10.21		19,494
Forfeited	(23,501)	30.02	21.60
Outstanding, December 31, 2015	778,233	25.08	18.04	1.8	12,219
Granted	354,517	15.08	11.21
Vested / settled	(358,497)	19.57	14.56		4,477
Forfeited	(28,279)	21.85	16.26
Outstanding, December 31, 2016	745,974	22.59	16.81	2.1	11,689
Granted	454,685	32.02	25.47
Vested / settled	(284,888)	22.86	18.18		6,098
Forfeited	(39,030)	21.10	16.77
Outstanding, December 31, 2017	876,741	26.80	21.31	2.1	17,919
Outstanding – vested and not settled	142,726
Outstanding – unvested	734,015
Outstanding, December 31, 2017	876,741